Gain on Sale of Assets	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Gain On Sale Of Assets [Text Block]

20. Gain on Sale of Assets

During the year ended December 31, 2010, the Company concluded the sale of the vessel Old Efrossini to an unrelated third party for gross consideration of $33,000. The sale realized a net gain of $15,199 after taking into account commissions and other directly related expenses amounting to $832 for the vessel.

There were no sales of vessels in 2011 and 2012.